Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 41,730	$ 55,156	$ 41,158
Aluminum products		383	2,554
Revenues from logistic services	1,644	1,726	1,465
Fertilizer products	3,777	3,547	1,845
Others	1,602	1,533	1,195
Revenues before taxes	48,753	62,345	48,217
Taxes on revenues	(1,059)	(1,399)	(1,188)
Net operating revenues	47,694	60,946	47,029
Operating costs and expenses
Cost of ores and metals sold	(20,581)	(19,854)	(15,062)
Cost of aluminum products		(289)	(2,108)
Cost of logistic services	(1,399)	(1,402)	(1,040)
Cost of fertilizer products	(2,984)	(2,701)	(1,556)
Others	(1,627)	(1,283)	(784)
Total costs	(26,591)	(25,529)	(20,550)
Selling and administrative expenses	(2,240)	(2,334)	(1,701)
Research and development expenses	(1,478)	(1,674)	(878)
Impairment on assets	(4,023)
Gain (loss) on sale of assets	(491)	1,513
Others	(3,648)	(2,810)	(2,205)
Total costs and expenses	(38,471)	(30,834)	(25,334)
Operating income	9,223	30,112	21,695
Non-operating income (expenses)
Financial income	401	718	290
Financial expenses	(2,414)	(2,465)	(2,646)
Gains (losses) on derivatives, net	(120)	75	631
Foreign exchange gains (losses), net	(1,915)	(1,382)	102
Indexation gains (losses), net	247	(259)	242
Total non-operating income (expenses)	(3,801)	(3,313)	(1,381)
Income before discontinued operations, income taxes and equity results	5,422	26,799	20,314
Income taxes
Current	(2,529)	(5,547)	(4,996)
Deferred
In the year	799	265	1,291
On impairment	1,327
Reversal of liabilities (Note 5b.)	1,236
Income taxes per consolidated statements of income	833	(5,282)	(3,705)
Equity in results of affiliates, joint ventures and other investments	640	1,135	987
Impairment on investments	(1,641)
Net income (loss) from continuing operations	5,254	22,652	17,596
Discontinued operations, net of tax			(143)
Net income	5,254	22,652	17,453
Net income (loss) attributable to noncontrolling interests	(257)	(233)	189
Net income attributable to the Company's stockholders	$ 5,511	$ 22,885	$ 17,264
Earnings per share attributable to Company's stockholders:
Earnings per preferred share (in dollars per share)	$ 1.07	$ 4.33	$ 3.23
Earnings per common share (in dollars per share)	$ 1.07	$ 4.33	$ 3.23
Earnings per convertible note linked to preferred share (in dollars per share)		$ 6.39	$ 4.76
Earnings per convertible note linked to common share (in dollars per share)		$ 8.15	$ 6.52